Prepayment for the Software, Equipment and Product Development (Details) - USD ($)	1 Months Ended	6 Months Ended
	Mar. 28, 2023	Jun. 30, 2023	Apr. 07, 2023	Apr. 01, 2023
Prepayment for the Software, Equipment and Product Development (Details) [Line Items]
Prepayment amount		$ 300,000
Remaining amount paid		200,000
Luo and Long [Member]
Prepayment for the Software, Equipment and Product Development (Details) [Line Items]
Total value				$ 750,000
Prepayment amount		550,000
Paid the equipment amount		200,000
Wisdom [Member]
Prepayment for the Software, Equipment and Product Development (Details) [Line Items]
Total contract amount		$ 200,000
NY West [Member]
Prepayment for the Software, Equipment and Product Development (Details) [Line Items]
Total value			$ 500,000
Beverages, term		1 year
Peblla [Member]
Prepayment for the Software, Equipment and Product Development (Details) [Line Items]
Research and development total value	$ 1,000,000
Prepayment of software development project		$ 150,000